PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Schedules of property, plant and equipment

	Buildings, plant and equipment[1]	Mining property costs subject to depreciation[2,4]	Mining property costs not subject to depreciation[2,3]	Total
At January 1, 2022
Net of accumulated depreciation	$6,536	$14,485	$3,933	$24,954
Additions[5]	30	(139)	2,977	2,868
Capitalized interest	—	—	29	29
Acquisitions[6]	—	—	744	744
Disposals	(4)	(1)	—	(5)
Depreciation	(966)	(1,229)	—	(2,195)
Impairment charges	(120)	(442)	(12)	(574)
Transfers[7]	1,273	1,326	(2,599)	—
At December 31, 2022	$6,749	$14,000	$5,072	$25,821

At December 31, 2022
Cost	$18,469	$33,046	$17,027	$68,542
Accumulated depreciation and impairments	(11,720)	(19,046)	(11,955)	(42,721)
Net carrying amount – December 31, 2022	$6,749	$14,000	$5,072	$25,821

	Buildings, plant and equipment[1]	Mining property costs subject to depreciation[2,4]	Mining property costs not subject to depreciation[2,3]	Total
At January 1, 2021
Cost	$18,361	$29,901	$15,531	$63,793
Accumulated depreciation and impairments	(10,888)	(16,332)	(11,945)	(39,165)
Net carrying amount – January 1, 2021	$7,473	$13,569	$3,586	$24,628
Additions[5]	23	154	2,366	2,543
Capitalized interest	—	—	16	16
Divestiture	(50)	(2)	(1)	(53)
Disposals	(7)	(1)	(10)	(18)
Depreciation	(1,139)	(1,053)	—	(2,192)
Impairment reversals (charges)	42	(13)	1	30
Transfers[7]	194	1,831	(2,025)	—
At December 31, 2021	$6,536	$14,485	$3,933	$24,954

At December 31, 2021
Cost	$17,237	$31,824	$15,876	$64,937
Accumulated depreciation and impairments	(10,701)	(17,339)	(11,943)	(39,983)
Net carrying amount – December 31, 2021	$6,536	$14,485	$3,933	$24,954
[1]Additions include $30 million of right-of-use assets for lease arrangements entered into during the year ended December 31, 2022 (2021: $22 million). Depreciation includes depreciation for leased right-of-use assets of $20 million for the year ended December 31, 2022 (2021: $18 million). The net carrying amount of leased right-of-use assets was $61 million as at December 31, 2022 (2021: $53 million).
[2]Includes capitalized reserve acquisition costs, capitalized development costs and capitalized exploration and evaluation costs other than exploration license costs included in intangible assets.
[3]Assets not subject to depreciation include construction-in-progress, projects and acquired mineral resources and exploration potential at operating minesites and development projects.
[4]Assets subject to depreciation include the following items for production stage properties: acquired mineral reserves and resources, capitalized mine development costs, capitalized stripping and capitalized exploration and evaluation costs.
[5]Additions include revisions to the capitalized cost of closure and rehabilitation activities.
[6]Relates to the Reko Diq reconstitution. Refer to note 4 for further information.
[7]Primarily relates to non-current assets that are transferred between categories within PP&E once they are placed into service.
Mining Property Costs Not Subject to Depreciation

	Carrying amount at Dec. 31, 2022	Carrying amount at Dec. 31, 2021
Construction-in-progress[1]	$2,553	$2,114
Acquired mineral resources and exploration potential	139	165
Projects
Pascua-Lama	727	780
Norte Abierto	670	662
Reko Diq	744	—
Donlin Gold	239	212
	$5,072	$3,933
[1]Represents assets under construction at our operating minesites.